UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Floating Rate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 02/29/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) SEMI-ANNUAL REPORT FEBRUARY 29, 2008 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC. FEBRUARY 29, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter 2008 with no relief. January and February proved to be trying months for equities, but strong ones for some areas of the bond market, as fears of an economic recession swelled. The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, more than matched those cuts in January alone. Responding to a slowing economy and continued fallout from chaos in the credit markets, the Fed cut interest rates 75 basis points in a rare unscheduled session on January 22, and followed with a 50-basis-point cut at its regular meeting on January 30. Another 75-basis-point cut on March 18 brought the target rate to 2.25% .

Reverberations from the U.S. subprime mortgage collapse, and the associated liquidity and credit crisis, continue to permeate global financial markets. The S&P 500 Index of U.S. stocks was down in February, marking the fourth consecutive month of negative returns. International markets, while not unscathed, generally have outperformed their U.S. counterparts so far in 2008. Emerging markets, benefiting from stronger economic growth rates, have done particularly well.

In fixed income markets, fears related to the economic slowdown and related credit crisis have led to a prolonged flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quality government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.53% by the end of February, while prices correspondingly rose. After setting a new-issuance record in 2007, supply in the municipal bond market has been on the decline for four consecutive months (measured year over year). The market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. By period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Against this backdrop, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of February 29, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	– 8.79%	– 3.60%

Small cap U.S. equities (Russell 2000 Index)	–12.91	–12.44

International equities (MSCI Europe, Australasia, Far East Index)	– 4.71	+ 0.84

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+ 5.67	+ 7.30

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	– 0.60	– 1.17

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	– 1.39	– 3.08

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of February 29, 2008 (Unaudited) Investment Objective

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) seeks a high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments.

Performance

For the six-month period ended February 29, 2008, the Fund returned –5.87% based on market price, with dividends reinvested. The Fund’s return based on net asset value (“NAV”) was –6.50%, with dividends reinvested. For the same period, the Lipper Loan Participation Funds category posted an average return of –7.65% on a NAV basis. Widening of credit spreads and the lack of liquidity in the loan market hampered Fund performance. The rapid reduction of short-term rates resulting from Fed rate cuts also had a negative impact on bank loans as investors feared that their floating rate income would reset to lower rates.

Fund Information

Symbol on New York Stock Exchange	FRA
Initital Offering Date	October 31, 2003
Yield on Closing Market Price as of February 29, 2008 ($14.97)*	10.01%
Current Monthly Distribution per share of Common Stock**	$.124835
Current Annualized Distribution per share of Common Stock**	$1.49802
Leverage as of February 29, 2008***	27%

*	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

**	The distribution is not constant and is subject to change.

***	As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	2/29/08	8/31/07	Change	High	Low

Market Price	$14.97	$16.70	(10.36%)	$17.53	$14.03
Net Asset Value	$16.25	$18.25	(10.96%)	$18.63	$15.96

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition

	2/29/08	8/31/07

Floating Rate Loan Interests	76%	75%
Corporate Bonds	22	24
Common Stocks	2	1

Credit Quality Allocations*

Credit Rating	2/29/08	8/31/07

BBB/Baa	2%	1%
BB/Ba	33	29
B/B	45	55
CCC/Caa	8	4
D	—	1
Not Rated	10	9
Other**	2	1

*	Using the highest of Standard & Poor’s and Moody’s Investors Service ratings.

**	Includes portfolio holdings in common stocks, preferred stocks and warrants.

4 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC. FEBRUARY 29, 2008

The Benefits and Risks of Leveraging

BlackRock Floating Rate Income Strategies Fund, Inc. (the “Fund”)
utilizes leverage through borrowings. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments.
To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio invest-
ments, the Fund’s Common Stock shareholders will benefit from the incremental yield.

Leverage creates risks for Common Stock shareholders including the likelihood of greater NAV and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings may reduce the
Common Stock’s yield and negatively impact its NAV and market price.
If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of lever-
age, the Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common
Stock shareholders will be reduced.

Swap Agreements

The Fund may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index.
Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the
Fund will not be able to meet its obligations to pay the other party to the agreement.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

FEBRUARY 29, 2008

5

Schedule of Investments as of February 29, 2008 (Unaudited) (Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Aerospace & Defense — 5.3%
Avio Holding SpA:
Term Loan, 8.718% due 9/25/2016	USD	1,991	$ 1,811,828
Term Loan B, 7.695% due 9/25/2014		1,640	1,391,540
Term Loan C, 8.07% due 9/25/2015		1,640	1,399,740
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit, 4.73% — 5.26%
due 3/31/2014		352	324,746
Term Loan B, 6.83% due 3/31/2014		4,131	3,809,128
IAP Worldwide Services, Inc. First Lien Term Loan,
11.125% due 12/20/2012		2,203	1,817,591
Vought Aircraft Industries, Inc.:
Revolving Credit, 5.12% — 7%
due 12/22/2010		2,200	2,016,667
Term Loan, 7.34% due 12/22/2011		2,857	2,580,812
Tranche B Line of Credit Deposit, 7.82%
due 12/22/2010		560	513,334

			15,665,386

Airlines — 1.1%
Delta Air Lines, Inc. First Lien Term Loan, 7.36%
due 5/15/2012		1,250	1,062,500
US Airways Group, Inc. Term Loan B, 5.625%
due 3/23/2014		2,000	1,566,250
United Air Lines, Inc. Term Loan B, 5.125% — 7.125%
due 1/30/2014		712	597,376

			3,226,126

Auto Components — 1.9%
Affinia Group, Inc. Term Loan B, 6.244%
due 11/30/2011		2,544	2,263,779
Allison Transmission Term Loan B, 5.92% — 7.90%
due 8/07/2014		2,500	2,200,695
Delphi Automotive Systems Term Loan B, 6.625%
due 7/01/2008		500	491,500
GPX International Tire Corp. Term Loan B,
12.60% — 14% due 4/06/2012		895	639,682

			5,595,656

Beverages — 0.1%
Culligan International Second Lien Term Loan,
8.94% — 9.56% due 5/24/2013	EUR	500	432,670

Biotechnology — 0.4%
Talecris Biotherapeutics, Inc. First Lien Term Loan,
6.57% — 6.63% due 12/06/2013	USD	1,496	1,196,977

Broadcasting — 0.2%
Gray Communications Systems, Inc. Term Loan B,
5.82% — 6.50% due 9/18/2014		650	551,688

Building Products — 0.7%
PGT Industries, Inc. First Lien Term Loan,
7.93% — 8.58% due 2/14/2012		2,778	2,027,829

Chemicals — 6.4%
BOC Edwards Ltd. Term Loan B, 5.085%
due 10/09/2015		498	323,375
Hercules, Inc. Term Loan B, 4.586% due 10/08/2010		1,305	1,265,850
Huish Detergents, Inc. First Lien Term Loan,
6.83% due 4/15/2014		1,493	1,207,059
ISP Chemco Term Loan B, 4.875% — 6.438%
due 5/25/2014		995	893,634

		Par
Floating Rate Loan Interests		(000)	Value

Chemicals (concluded)
Invista:
Term Loan, 6.698% due 4/29/2011	USD	955	$ 891,709
Term Loan B-1, 6.70% due 4/29/2011		2,082	1,943,484
Nalco Co. Tranche B Term Loan, 4.92% — 6.48%
due 11/04/2010		4,490	4,326,726
Rockwood Specialties Group, Inc. Tranche D Term
Loan, 4.744% due 12/10/2012		1,940	1,817,134
Viridian Group Plc Term Loan, 7.729% — 9.43%
due 12/21/2012	GBP	3,000	4,977,546
Wellman, Inc. Second Lien Term Loan, 9.989%
due 2/10/2010 (a)(f)	USD	4,750	1,504,168

			19,150,685

Commercial Services & Supplies — 3.6%
ARAMARK Corp.:
Letter of Credit, 4.22% due 1/24/2014		211	194,963
Term Loan B, 6.705% due 1/24/2014		3,316	3,068,840
Brickman Group, Inc. Term Loan, 7.143%
due 1/23/2014		744	673,659
Camelbak Products LLC First Lien Term Loan,
6.88% — 8.75% due 8/04/2011		696	610,064
Jason, Inc. Term Loan, 5.621% due 4/30/2010		498	429,716
John Maneely Co. Term Loan, 6.345% — 7.693%
due 12/08/2013		899	777,816
Kion GmbH:
Term Loan B, 6.751% due 3/15/2015		250	207,266
Term Loan C, 7.251% due 3/15/2016		250	208,360
Metokote Corp. Second Lien Term Loan,
6.13% — 6.25% due 11/27/2011		493	429,253
RiskMetrics Group, Inc. Term Loan, 7.08%
due 1/11/2014		1,489	1,410,591
Waste Services, Inc.:
Term Loan D, 7.40% due 3/31/2011		695	646,790
Term Loan E, 7.40% due 3/31/2011		366	340,738
West Corp. Term Loan, 5.465% — 5.635%
due 10/24/2013		1,975	1,675,336

			10,673,392

Communications Equipment — 1.4%
Alltel Corp. Term Loan B3, 5.866% due 5/18/2015		4,498	4,077,447

Computers & Peripherals — 2.1%
Intergraph Corp. Term Loan:
5.09% — 5.125% due 5/29/2014		419	375,775
9.09% due 11/28/2014		500	455,000
Reynolds and Reynolds Co.:
First Lien Term Loan, 6.843% due 10/31/2012		3,573	3,126,201
Second Lien Term Loan, 10.343%
due 10/31/2013		2,500	2,287,500

			6,244,476

Construction Materials — 1.0%
Headwaters, Inc. Term Loan B-1, 5.17% — 6.89%
due 4/30/2011		1,077	1,022,734
Nortek, Inc. Term Loan, 5.35% due 8/27/2011		2,413	2,068,719

			3,091,453

Containers & Packaging — 2.1%
Anchor Glass Container Corp. Term Loan B, 7.08%
due 5/03/2013		1,484	1,380,379
Berry Plastics Corp. Term Loan B, 11.646% — 11.97%
due 6/15/2014		1,095	766,538
Consolidated Container Co. LLC Second Lien Term Loan,
8.751% — 10.581% due 10/15/2014		550	295,167

See Notes to Financial Statements.

6 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC. FEBRUARY 29, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Containers & Packaging (concluded)
Graham Packaging Co. LP Term Loan B,
6.813% — 7.75% due 4/15/2011	USD	1,985	$ 1,796,921
Intertape Polymer US, Inc. Term Loan B,
7.218% — 9.25% due 7/28/2011		1,170	1,159,763
Smurfit-Stone Container Corp.:
Term Loan B, 7.125% due 11/01/2011		322	303,444
Term Loan C, 5.313% — 7.125% due 11/01/2011		613	578,436

			6,280,648

Distributors — 1.0%
Buhrmann USA, Inc. Term Loan C, 5.119% — 6.991%
due 12/23/2010		1,878	1,793,623
Keystone Automotive Operations, Inc. Term Loan B,
6.635% — 7.451% due 1/15/2012		1,485	1,170,675

			2,964,298

Diversified Financial Services — 1.7%
Chrysler Financial Corp. First Lien Term Loan, 9%
due 8/03/2012		4,000	3,473,636
J.G. Wentworth Manufacturing Term Loan B, 7.093%
due 4/15/2014		2,300	1,529,500

			5,003,136

Diversified Telecommunication Services — 0.3%
Alaska Communications Systems Holdings, Inc.
Incremental Term Loan, 6.58% due 2/01/2012		1,000	916,667

Electrical Equipment — 2.0%
Generac Power Systems, Inc.:
First Lien Term Loan, 7.203% due 11/10/2013		980	807,800
Second Lien Term Loan, 10.703% due 5/15/2014		750	511,250
Sensus Metering Systems, Inc.:
Term Loan B-1, 5.078% – 7.04%
due 12/17/2010		4,861	4,277,565
Term Loan B-2, 6.718% – 6.901%
due 12/19/2010		316	277,917

			5,874,532

Energy Equipment & Services — 0.6%
Helix Energy Solutions Term Loan B, 6.377% — 6.83%
due 7/01/2013		507	471,338
MEG Energy Corp.:
Delayed Draw Term Loan, 6.73% due 4/03/2013		328	295,876
Term Loan B, 6.83% due 4/03/2013		983	892,601

			1,659,815

Food & Staples Retailing — 3.3%
Advantage Sales & Marketing Term Loan B,
5.13% — 6.83% due 4/15/2013		1,478	1,270,890
Bolthouse Farms, Inc. Second Lien Term Loan,
10.33% due 12/01/2013		1,000	910,000
DS Waters LP Term Loan B, 7.264% due 11/15/2012		990	881,100
Dole Food Co., Inc.:
Letter of Credit, 4.247% due 4/12/2013		256	215,157
Term Loan B, 5.125% — 7.125% due 4/12/2013		567	475,631
Term Loan C, 5.25% — 7.125% due 4/04/2013		1,889	1,585,438
Eight O’Clock Coffee, First Lien Term Loan 7.625%
due 7/21/2012		483	463,934
Iglo Birds Eye:
Term Loan B, 7.018% — 7.393%
due 10/27/2019	EUR	500	677,471
Term Loan C, 6.166% — 6.239%
due 10/27/2015		500	682,351

		Par
Floating Rate Loan Interests		(000)	Value

Food & Staples Retailing (concluded)
McJunkin Corp. Term Loan B, 8.08%
due 1/31/2014	USD	733	$ 690,429
Pierre Foods, Inc. Term Loan B, 6.97%
due 6/30/2010		1,192	780,972
Sturm Foods, Inc.:
First Lien Term Loan, 5.813% due 1/30/2014		985	725,617
Second Lien Term Loan, 9.313%
due 6/30/2014		1,000	656,667

			10,015,657

Food Products — 0.2%
Chiquita Brands International Term Loan C, 6.125%
due 6/28/2012		713	699,243

Health Care Equipment & Supplies — 1.3%
Biomet, Inc. Term Loan B, 7.858% due 3/25/2015		2,996	2,863,666
ReAble Therapeutics Finance LLC Term Loan, 7.83%
due 5/25/2015		1,000	940,000

			3,803,666

Health Care Providers & Services — 2.8%
CCS Medical First Lien Term Loan, 8.10%
due 9/30/2012		486	439,408
Community Health Systems, Inc. Term Loan B,
7.331% due 6/18/2014		3,332	3,044,706
DaVita, Inc. Term Loan B, 4.57% — 6.52%
due 7/30/2012		2,000	1,869,166
HCA, Inc. Term Loan A, 6.33% due 11/17/2012		860	790,384
Health Management Associates, Inc. Term Loan B,
6.58% due 2/28/2014		1,949	1,674,609
Sterigenics International, Inc. Term Loan B,
7.25% — 7.76% due 11/30/2013		733	659,580

			8,477,853

Hotels, Restaurants & Leisure — 3.9%
Golden Nugget, Inc.:
Term Loan, 5.12% — 5.13% due 6/30/2014		318	273,636
Term Loan Second Lien, 6.37% — 8.84%
due 11/30/2014		500	375,000
Green Valley Ranch Gaming LLC Term Loan, 6.335%
due 8/16/2014		500	375,000
Greenwood Racing, Inc. Term Loan, 5.38%
due 11/28/2011		495	452,925
Hallmark Entertainment Second Lien Term Loan,
9.32% due 10/15/2014		1,750	1,697,500
Harrah's Entertainment, Inc.:
Term Loan B2, 6.244% due 1/29/2015		2,300	2,106,963
Term Loan B3, 6.244% due 1/28/2015		212	194,338
Harrah’s Operating Term Loan B, 6.244%
due 1/28/2015		238	217,985
Las Vegas Sands LLC Term Loan B, 6.58%
due 5/04/2014		1,592	1,413,895
Penn National Gaming, Inc. Term Loan B,
4.88% — 7.15% due 10/03/2012		1,207	1,143,455
QCE LLC First Lien Term Loan, 7% — 7.125%
due 5/05/2013		493	416,514
Travelport, Inc.:
Standby Letter of Credit, 7.08% due 8/31/2013		178	155,860
Term Loan B, 7.448% due 8/31/2013		889	776,772
Venetian Macau US Finance Co. LLC:
Delay Draw Term Loan, 7.08% due 5/25/2012		750	677,557
Term Loan B, 7.08% due 5/25/2013		1,500	1,355,114

			11,632,514

See Notes to Financial Statements.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

FEBRUARY 29, 2008

7

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Household Durables — 1.9%
American Achievement Corp. Term Loan B,
5.42% — 8.50% due 3/22/2011	USD	1,041	$ 947,366
American Residential Services Second Lien Term
Loan, 12% due 4/17/2015		2,000	1,970,292
Simmons Co. Tranche B Term Loan,
4.875% — 7.375% due 12/19/2011		3,166	2,801,878

			5,719,536

Household Products — 0.5%
Spectrum Brands, Inc.:
Letter of Credit, 2.994% due 3/30/2013		81	71,969
Term Loan B-1, 7.065% — 8.62%
due 3/30/2013		1,603	1,432,563

			1,504,532

IT Services — 4.9%
Activant Solutions Term Loan B, 6.75% — 7.50%
due 5/02/2013		2,048	1,730,538
Alliance Data Systems Term Loan, 8.058%
due 12/15/2014		3,000	2,790,000
Audio Visual Services Corp.:
Second Lien Term Loan, 8.77% due 8/28/2014		1,000	920,000
Term Loan B, 5.62% due 2/28/2014		1,496	1,346,625
First Data Corp.:
Term Loan B, 7.58% — 7.634% due 9/24/2014		1,247	1,131,964
Term Loan B2, 7.58% due 9/24/2014		1,000	906,944
Term Loan B3, 7.58% due 9/24/2014		1,000	907,000
RedPrairie Corp. Term Loan:
8% — 8.75% due 7/31/2012		643	565,706
8.188% due 1/31/2013		300	255,000
SunGard Data Systems, Inc. Term Loan B, 5.128%
due 2/11/2013		4,489	4,134,249

			14,688,026

Independent Power Producers & Energy Traders — 2.2%
The AES Corp. Term Loan, 7% — 7.19%
due 4/30/2008		1,571	1,492,071
Calpine Generating Company LLC Second Lien Term
Loan, 11.07% due 3/12/2010		17	17,029
TXU Corp.:
Term Loan B-2, 6.478% — 6.596% due 10/10/2014		1,496	1,364,704
Term Loan B-3, 6.478% — 6.596% due 10/10/2014		3,990	3,637,703

			6,511,507

Industrial Conglomerates — 0.9%
Sequa Corp. Term Loan B, 8.08% due 12/03/2014		1,000	939,375
Trimas Corp.:
Letter of Credit, 6.85% due 8/02/2013		375	318,750
Term Loan B, 5.516% — 5.94% due 8/02/2013		1,605	1,363,984

			2,622,109

Insurance — 0.1%
Alliant Insurance Services Term Loan B, 7.83%
due 10/23/2014		499	443,887

Leisure Equipment & Products — 1.2%
24 Hour Fitness Term Loan B, 5.71% — 7.33%
due 6/08/2012		3,930	3,222,600
Fender Musical Instruments Corp.:
Delay Draw Term Loan, 6.97% due 5/25/2014		167	140,234
Term Loan B, 7.08% — 7.16% due 5/25/2014		332	279,065

			3,641,899

		Par
Floating Rate Loan Interests		(000)	Value

Machinery — 4.5%
Harrington Holdings, Inc. Term Loan, 7.08%
due 1/15/2014	USD	993	$ 873,400
Invensys Plc:
Term Loan, 6.604% due 1/15/2011		2,779	2,612,647
Term Loan A, 5.128% due 12/15/2010		2,471	2,377,941
NACCO Materials Handling Group Term Loan B,
5.122% — 7.36% due 3/21/2013		1,478	1,259,569
Navistar International Transportation Corp.:
Revolving Credit, 6.501% — 8.234%
due 6/30/2012		1,333	1,188,333
Term Loan, 6.501% due 6/30/2012		3,667	3,267,917
OshKosh Truck Corp. Term Loan B, 6.90%
due 12/06/2013		1,975	1,838,808

			13,418,615

Media — 27.5%
Affinion Group, Inc. Term Loan, 11.678%
due 3/01/2012		2,000	1,640,000
Alix Partners Term Loan B, 6.38% due 10/30/2013		1,634	1,498,736
Bresnan Telecommunications Term Loan B 2,
5.01% — 7.15% due 9/17/2011		1,500	1,337,679
Catalina Marketing Group Term Loan, 7.83%
due 10/01/2014		998	837,900
Cequel Communications LLC:
Second Lien Term Loan, 7.739% due 5/04/2014		2,000	1,505,000
Term Loan B, 5.07 — 7% due 11/05/2013		1,641	1,372,120
Charter Communications, Inc. Term Loan B,
5.26% due 4/30/2014		7,500	6,583,928
Clarke American Corp. Term Loan B, 7.33% — 7.698%
due 3/12/2013		995	808,023
ClientLogic Holding Corp. Term Loan B,
5.622% — 7.343% due 1/30/2014		973	769,034
DIRECTV Holdings LLC Tranche B Term Loan,
4.622% due 4/13/2013		1,965	1,882,156
Discovery Communications Term Loan B, 6.83%
due 5/15/2013		498	455,461
EMMIS Communications Term Loan B, 7.198%
due 10/31/2013		964	798,646
Education Media and Publishing:
First Lien Term Loan, 9.141% due 5/15/2009		364	347,727
First Lien Term Loan B, 9.141% due 11/14/2014		2,636	2,372,727
Second Lien Term Loan, 13.641%
due 11/14/2014		9,000	7,830,000
GateHouse Media Operating, Inc.:
Delay Draw Term Loan, 5.09% due 8/28/2014		592	418,900
Term Loan B, 5.09% due 8/28/2014		2,000	1,416,000
Gray Communications Systems, Inc.:
First Lien Delay Draw Term Loan, 5.82% — 6.85%
due 9/18/2014		349	296,043
Term Loan D, 6.82% due 9/18/2014		1	1,020
HIT Entertainment Ltd. First Lien Term Loan,
5.07% due 8/31/2012		732	622,229
Hanley-Wood LLC Term Loan B, 6.305% — 6.979%
due 3/07/2014		1,493	1,118,442
Idearc, Inc. Term Loan B, 6.83% due 11/15/2014		7,920	6,515,847
Insight Midwest Holdings LLC Delay Draw Term
Loan, 7% due 4/03/2014		3,375	3,021,681

See Notes to Financial Statements.

8 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC. FEBRUARY 29, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Media (concluded)
Intelsat Ltd. Term Loan B:
7.225% due 6/27/2013	USD	1,933	$ 1,775,829
5.644% due 2/01/2014		3,525	3,483,874
Knology, Inc. Term Loan B, 6.953% due 3/15/2012		746	626,850
Mediacom Broadband Group Tranche A Term Loan,
4.62% — 4.70% due 3/31/2010		1,388	1,202,500
Mediacom LLC Term Loan C, 4.87% — 5.74%
due 1/31/2015		3,128	2,694,335
Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
8.108% due 4/30/2011		4,353	3,576,592
Multicultural Radio Broadcasting Inc. Term Loan,
7.901% due 12/15/2012		356	334,640
National Cinemedia LLC Term Loan B, 6.87%
due 2/13/2015		1,000	852,813
NextMedia Group, Inc.:
Delay Draw Term Loan, 5.098% due 11/15/2012		323	279,787
First Lien Term Loan, 5.086% due 11/15/2012		431	372,837
Second Lien Term Loan, 7.77% due 11/15/2013		1,750	1,435,000
Nielsen Finance LLC Term Loan B, 5.346%
due 8/09/2013		5,925	5,218,951
PagesJaunes Group:
Term Loan, 9% due 1/11/2017	EUR	500	617,694
Term Loan B, 7% due 1/11/2015		1,000	1,249,305
Term Loan C, 7.677% due 1/11/2016		500	627,815
PanAmSat Corp.:
Term Loan B, 5.644% due 1/03/2014	USD	1,353	1,228,795
Term Loan B2, 5.644% due 1/03/2014		1,353	1,229,164
Term Loan B2C, 5.644% due 1/03/2014		1,353	1,228,795
Paxson Communications Corp. First Lien Term Loan,
7.627% due 1/15/2012		3,250	2,713,750
Penton Media Term Loan, 8.122% due 2/15/2014		1,000	715,000
ProSiebenSat.1 Media AG Term Loan B:
7.02% due 6/30/2015	EUR	500	609,534
7.325% due 6/30/2016		500	524,301
San Juan Cable Term Loan B, 11.97%
due 3/15/2013	USD	1,061	896,604
Thomson Learning Inc. Term Loan,
5.62% — 7.58% due 6/30/2014		1,496	1,304,628
Univision Communications, Inc.:
Delay Draw Term Loan, 5.375% due 9/30/2014		74	61,772
Delay Draw Term Loan, 5.494% due 9/30/2014		2,584	2,162,023
First Lien Term Loan, 5.625% due 3/31/2016		1,500	1,434,375

			81,906,862

Multi-Utilities — 3.2%
Coleto Creek:
Letter of Credit, 7.58% due 7/31/2013		1,827	1,598,221
Term Loan B, 4.73% due 7/31/2013		127	111,465
Energy Transfer Equity LP Term Loan B, 4.878%
due 11/01/2012		1,000	933,333
KGen Partners:
Letter of Credit, 6.625% due 2/15/2014		375	323,438
Term Loan B, 6.625% due 2/15/2014		619	533,672
NE Energy Second Lien Term Loan, 9.438%
due 5/11/2014		500	398,334
Riverside Energy Center Term Loan, 7.494%
due 6/24/2011		1,581	1,543,429
Rocky Mountain Energy Center LLC:
Credit Linked Deposit, 3.144% due 6/24/2011		134	130,784
Term Loan, 7.494% due 6/24/2011		856	835,896

		Par
Floating Rate Loan Interests		(000)	Value

Multi-Utilities (concluded)
Wolf Hollow I LP:
First Lien Term Loan, 7.08% due 6/22/2012	USD	1,407	$ 1,161,170
Letter of Credit, 5.521% due 6/22/2012		1,200	990,000
Revolving Credit, 5.521% — 5.366%
due 6/22/2012		300	240,000
Second Lien Term Loan, 9.343%
due 12/22/2012		1,000	820,000

			9,619,742

Multiline Retail — 1.2%
Neiman Marcus Group, Inc. Term Loan,
4.931% — 6.90% due 4/06/2013		3,734	3,446,780

Oil, Gas & Consumable Fuels — 2.2%
Big West Oil & Gas:
Delay Draw Term Loan, 5.375% due 5/15/2014		125	114,375
Term Loan B, 5.50% due 5/15/2014		445	407,175
Coffeyville Resources LLC:
Letter of Credit, 4.629% due 12/21/2013		486	454,865
Term Loan B, 7.75% — 7.979% due 12/21/2013		1,583	1,479,763
Petroleum Geo-Services ASA Term Loan B, 6.58%
due 6/28/2015		995	923,691
SandRidge Energy, Inc. Term Loan B, 8.354%
due 4/01/2014		1,600	1,448,000
Western Refining Co. LP:
Delay Draw Term Loan, 4.994% due 5/30/2014		245	219,186
Term Loan B, 4.994% due 5/30/2014		1,603	1,442,250

			6,489,305

Paper & Forest Products — 3.5%
Boise Cascade Holdings LLC Second Lien Term
Loan, 7.50% due 2/05/2015		1,250	1,229,687
Georgia Pacific Corp.:
First Lien Term Loan B, 6.58% — 6.896%
due 2/14/2013		980	901,764
Term Loan B, 6.58% — 6.839% due 12/20/2012		1,496	1,376,738
NewPage Corp. Term Loan B, 8.688%
due 12/07/2014		1,250	1,211,979
SP Newsprint Co. Tranche B-1 Credit Linked Deposit,
3.122% due 1/09/2010		1,973	1,943,147
Verso Paper Holdings LLC Term Loan B, 9.489%
due 2/01/2013		4,130	3,655,050

			10,318,365

Pharmaceuticals — 0.9%
Pharmaceutical Technologies & Services (PTS)
Term Loan:
7.015% due 4/10/2014	EUR	995	1,336,838
7.08% due 4/10/2014	USD	1,493	1,231,313

			2,568,151

Real Estate Management & Development — 0.9%
Mattamy Group Term Loan B, 5.375% due 4/11/2013		983	894,075
Realogy Corp. Term Loan B, 4.763% due 9/22/2014		1,990	1,664,138

			2,558,213

Road & Rail — 0.9%
Rail America, Inc. Term Loan, 5.32% due 8/14/2008		1,000	935,000
Swift Transportation Co., Inc. Term Loan B, 6.50%
due 5/10/2014		2,093	1,614,244

			2,549,244

See Notes to Financial Statements.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

FEBRUARY 29, 2008

9

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests	(000)	Value

Semiconductors & Semiconductor Equipment — 0.6%
Marvell Technology Group Term Loan B, 7.33%
due 11/15/2009	USD 1,974	$ 1,855,325

Specialty Retail — 0.6%
ADESA, Inc. Term Loan B, 7.08% due 10/18/2013	1,493	1,333,549
Claire’s Stores Term Loan B, 5.994% — 7.58%
due 5/24/2014	744	583,221

		1,916,770

Textiles, Apparel & Luxury Goods — 0.4%
David’s Bridal, Inc. Term Loan B, 6.58%
due 1/31/2014	744	643,884
Renfro Corp. Term Loan B, 6.38% — 8.08%
due 10/04/2013	495	430,362

		1,074,246

Trading Companies & Distributors — 0.2%
United Rentals, Inc.:
Term Loan, 5.10% due 2/14/2011	360	340,937
Tranche B Credit Linked Deposit, 4.50%
due 2/14/2011	152	143,786

		484,723

Wireless Telecommunication Services — 1.4%
Centennial Cellular Operating Co. Term Loan,
5.085% — 6.83% due 2/09/2011	931	882,102
Crown Castle Operating Co. Term Loan, 6.33%
due 3/15/2014	2,481	2,241,100
IPC Systems First Lien Term Loan, 7.093%
due 5/25/2014	995	784,391
NG Wireless Term Loan, 6.021% — 7.593%
due 7/31/2014	406	386,096

		4,293,689

Total Floating Rate Loan Interests
(Cost — $347,393,359) — 103.1%		306,893,340

Corporate Bonds

Auto Components — 0.3%
The Goodyear Tire & Rubber Co., 8.663%
due 12/01/2009 (b)	1,000	996,250

Biotechnology — 0.3%
Angiotech Pharmaceuticals, Inc., 6.826%
due 12/01/2013 (b)	1,000	790,000

Building Products — 2.0%
CPG International I, Inc.:
11.468% due 7/01/2012 (b)	2,000	1,660,000
10.50% due 7/01/2013	3,000	2,640,000
Masonite International Corp., 11% due 4/06/2015	2,500	1,725,000

		6,025,000

Capital Markets — 2.2%
E*Trade Financial Corp., 12.50% due 11/30/2017 (c)	5,000	4,762,500
Marsico Parent Co., LLC, 10.625% due 1/15/2016 (c)(d)(k) 1,168		1,051,200
Marsico Parent Holdco, LLC, 12.50%
due 7/15/2016 (c)(d)(k)	400	372,000
Marsico Parent Superholdco, LLC, 14.50%
due 1/15/2018 (c)(d)(k)	267	261,660

		6,447,360

		Par
Corporate Bonds		(000)	Value

Chemicals — 1.1%
GEO Specialty Chemicals, Inc., 13.85%
due 12/31/2009 (c)(e)	USD	2,011	$ 1,505,736
Hexion U.S. Finance Corp., 7.565%
due 11/15/2014 (b)		1,500	1,342,500
NOVA Chemicals Corp., 7.863% due 11/15/2013 (b)		485	412,250

			3,260,486

Commercial Services & Supplies — 1.6%
Allied Waste North America, Inc. Series B,
7.375% due 4/15/2014		3,375	3,248,438
US Investigations Services, Inc., 10.50%
due 11/01/2015 (c)		1,600	1,328,000
The Yankee Candle Company, Inc., 9.75%
due 2/15/2017		240	194,400

			4,770,838

Communications Equipment — 0.2%
Dycom Industries, Inc., 8.125% due 10/15/2015		600	564,000

Containers & Packaging — 2.1%
Berry Plastics Holding Corp., 8.866%
due 9/15/2014 (b)		1,450	1,145,500
Clondalkin Acquisition BV, 6.991%
due 12/15/2013 (b)(c)		4,000	3,280,000
Packaging Dynamics Finance Corp., 10%
due 5/01/2016 (c)		2,350	1,856,500

			6,282,000

Diversified Financial Services — 0.2%
Ford Motor Credit Co. LLC, 8.708%
due 4/15/2012 (b)		750	718,017

Diversified Telecommunication Services — 0.5%
Qwest Corp., 8.241% due 6/15/2013 (b)		1,450	1,395,625

Electronic Equipment & Instruments — 0.6%
NXP BV, 7.008% due 10/15/2013 (b)		2,390	1,929,925

Energy Equipment & Services — 1.0%
Ocean RIG ASA, 8.681% due 4/04/2011 (b)		3,000	2,940,000

Food & Staples Retailing — 0.0%
AmeriQual Group LLC, 9.50% due 4/01/2012 (c)		250	167,500

Health Care Equipment & Supplies — 2.5%
ReAble Therapeutics Finance LLC, 10.875%
due 11/15/2014 (c)		8,000	7,560,000

Health Care Providers & Services — 0.1%
Universal Hospital Services, Inc., 8.288%
due 6/01/2015 (b)		460	432,400

Hotels, Restaurants & Leisure — 3.0%
American Real Estate Partners LP, 7.125%
due 2/15/2013		5,000	4,750,000
Harrah’s Operating Co., Inc.:
10.75% due 2/01/2016 (c)		2,703	2,344,853
10.75% due 2/01/2018 (c)(d)		426	339,030
Little Traverse Bay Bands of Odawa Indians, 10.25%
due 2/15/2014 (c)		1,565	1,566,956

			9,000,839

See Notes to Financial Statements.

10 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC. FEBRUARY 29, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Independent Power Producers
& Energy Traders — 0.4%
Texas Competitive Electric Holdings Co. LLC, 10.25%
due 11/01/2015 (c)	USD	1,230	$ 1,199,250

Machinery — 1.1%
Ahern Rentals, Inc., 9.25% due 8/15/2013		250	196,250
Invensys Plc, 9.875% due 3/15/2011 (c)		1,346	1,419,685
Sunstate Equipment Co. LLC, 10.50%
due 4/01/2013 (c)		2,000	1,600,000

			3,215,935

Media — 3.3%
CSC Holdings, Inc. Series B, 7.625% due 4/01/2011		2,000	1,987,500
Cablevision Systems Corp. Series B:
9.644% due 4/01/2009 (b)		2,000	2,000,000
8% due 4/15/2012		575	553,438
NTL Cable Plc, 8.75% due 4/15/2014		375	320,625
Nielsen Finance LLC, 10% due 8/01/2014		4,000	3,860,000
Windstream Regatta Holdings, Inc., 11%
due 12/01/2017 (c)		1,244	970,320

			9,691,883

Metals & Mining — 2.2%
FMG Finance Pty Ltd., 7.076% due 9/01/2011 (b)(c)		265	263,675
Freeport-McMoRan Copper & Gold, Inc., 8.394%
due 4/01/2015 (b)		4,220	4,056,475
Novelis, Inc., 7.25% due 2/15/2015		700	630,000
Ryerson, Inc., 10.614% due 11/01/2014 (b)(c)		1,680	1,554,000

			6,504,150

Paper & Forest Products — 2.4%
Abitibi-Consolidated, Inc., 8.491%
due 6/15/2011 (b)		2,650	1,378,000
Ainsworth Lumber Co. Ltd. (b):
8.58% due 10/01/2010		1,500	1,080,000
8.83% due 4/01/2013		940	582,800
Domtar Corp., 7.125% due 8/15/2015		625	587,500
NewPage Corp., 9.489% due 5/01/2012 (b)		925	906,500
Verso Paper Holdings LLC Series B, 6.989%
due 8/01/2014 (b)		3,000	2,550,000

			7,084,800

Real Estate Management & Development — 0.9%
Realogy Corp., 11% due 4/15/2014 (d)		4,000	2,560,000

Road & Rail — 0.4%
Atlantic Express Transportation Corp., 12.455%
due 4/15/2012 (b)		1,000	650,000
St. Acquisition Corp., 10.815%
due 5/15/2015 (b)(c)		1,350	580,500

			1,230,500

Semiconductors & Semiconductor Equipment — 1.0%
Avago Technologies Finance Pte. Ltd., 8.576%
due 6/01/2013 (b)		900	893,250
Spansion, Inc., 6.201% due 6/01/2013 (b)(c)		2,870	2,095,100

			2,988,350

	Par
Corporate Bonds	(000)	Value

Specialty Retail — 0.3%
AutoNation, Inc., 6.258% due 4/15/2013 (b)	USD 250	$ 205,000
General Nutrition Centers, Inc., 10.009%
due 3/15/2014 (b)(d)	700	558,250

		763,250

Wireless Telecommunication Services — 0.2%
Cricket Communications, Inc., 9.375%
due 11/01/2014	370	329,300
Digicel Group Ltd., 9.125% due 1/15/2015 (c)(d)	278	237,125

		566,425

Total Corporate Bonds
(Cost — $101,262,954) — 29.9%		89,084,783

Common Stocks (f)	Shares

Capital Markets — 0.3%
E*Trade Financial Corp.	242,021	1,033,430

Chemicals — 0.0%
GEO Specialty Chemicals, Inc.	13,117	13,117

Electrical Equipment — 0.3%
Medis Technologies Ltd.	71,654	776,013

Energy Equipment & Services — 1.6%
Trico Marine Services, Inc.	119,185	4,710,191

Paper & Forest Products — 0.1%
Western Forest Products, Inc.	84,448	140,711

Total Common Stocks (Cost — $5,419,777) — 2.3%		6,673,462

Preferred Stocks

Capital Markets — 0.0%
Marsico Parent Superholdco, LLC, 16.75% (c)(k)	78	77,922

Total Preferred Stocks (Cost — $73,543) — 0.0%		77,922

Warrants (g)

Electric Utilities — 0.0%
Reliant Resources (expires 10/25/2008)	4,558	72,928

Total Warrants (Cost — $0) — 0.0%		72,928

See Notes to Financial Statements.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

FEBRUARY 29, 2008

11

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

	Par
Short-Term Securities	(000)	Value

Federal Home Loan Bank, 1.46%
due 3/03/2008 (i)	USD 2,600	2,600,000

	Beneficial Interest
	(000)

BlackRock Liquidity Series, LLC
Cash Sweep Series, 3.76% (h)(i)	USD 3,160	$ 3,160,435

Total Short-Term Securities
(Cost — $5,760,435) — 2.0%		5,760,435

	Number of
Options Purchased	Contracts	Value

Call Options Purchased
Marsico Parent Super Holdco LLC, expiring
December 2009 at USD 942.86
Broker Goldman Sachs & Co. (f)(k)	— (j)	$ 35,000

Total Options Purchased
(Cost — $19,556) — 0.0%		35,000

Total Investments (Cost — $459,929,624*) — 137.3%		408,597,870
Liabilities in Excess of Other Assets — (37.3%)		(111,065,264)

Net Assets — 100.0%		$297,532,606

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 460,033,107

Gross unrealized appreciation	$ 3,653,802
Gross unrealized depreciation	(55,089,039)

Net unrealized depreciation	$ (51,435,237)

(a) Issuer filed for bankruptcy or is in default of interest.
(b) Floating rate security. Rate is as of the report date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(e) Convertible security.
(f) Non-income producing security.
(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$3,160	$64,979

(i) Represents the current yield as of February 29, 2008.
(j) Amount is less than 1 contract.
(k) Illiquid security.
• For Fund compliance purposes,the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

• Forward foreign exchange contracts as of February 29,2008 were as follows:

			Unrealized
Currency	Currency	Settlement	Appreciation
Purchased	Sold	Date	(Depreciation)

EUR 950,000	USD 1,405,541	4/23/2008	$ 34,089
GBP 285,000	USD 558,837	4/23/2008	5,270
USD 9,788,482	EUR 6,677,000	4/23/2008	(329,843)
USD 3,538,587	GBP 1,801,000	4/23/2008	(26,172)

Total Unrealized Depreciation on Forward
Foreign Exchange Contracts — Net			$ (316,656)

Swaps outstanding as of February 29, 2008 were as follows:

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Sold credit default protection on
D.R.Horton, Inc. and receive 4.65%
Broker, Lehman Brothers Special Finance
Expires March 2009	USD 2,000	$ (4,726)
Sold credit default protection on
Ford Motor Company and receive 3.80%
Broker, UBS Warburg
Expires March 2010	USD10,000	(1,119,751)
Sold credit default protection on
LCDX Index and receive 2.25%
Broker, UBS Warburg
Expires December 2012	USD 1,500	8,238
Sold credit default protection on
LCDX Index and receive 2.25%
Broker, JPMorgan Chase
Expires December 2012	USD 1,500	(16,512)

Total		$(1,132,751)

• Currency abbreviations: EUR Euro GBP British Pound USD U.S. Dollar

See Notes to Financial Statements.

12 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC. FEBRUARY 29, 2008

Statement of Assets and Liabilities

As of February 29, 2008 (Unaudited)

Assets

Investments at value — unaffiliated (identified cost — $456,749,633)	$ 405,402,435
Investments at value — affiliated (identified cost — $3,160,435)	3,160,435
Options purchased, at value (cost — $19,556)	35,000
Unrealized appreciation on forward foreign exchange contracts	39,359
Unrealized appreciation on swaps	8,238
Investments sold receivable	10,828,328
Interest receivable	6,727,590
Principal paydown receivable	205,422
Swaps receivable	113,174
Commitment fees receivable	19,911
Prepaid expenses and other assets	510,811

Total assets	427,050,703

Liabilities

Loan payable	108,500,000
Bank overdraft	2,339,329
Unrealized depreciation on swaps	1,140,989
Unrealized depreciation on forward foreign exchange contracts	356,015
Unrealized depreciation on unfunded loan commitments	301,462
Swap premiums received	235,973
Deferred income	20,702
Investments purchased payable	15,061,459
Investment advisory fees payable	255,606
Dividends to shareholders payable	232,488
Interest on loans payable	83,127
Directors payable	28,592
Swaps payable	3,734
Other affiliates payable	2,339
Other liabilities payable	872,829
Other accrued expenses payable	83,453

Total liabilities	129,518,097

Net Assets

Net Assets	$ 297,532,606

Net Assets Consist of

Common Stock, par value $.10 per share (18,305,029 shares issued and outstanding)	$ 1,830,503
Paid-in capital in excess of par	347,369,214
Undistributed net investment income	3,742,258
Accumulated net realized loss	(2,334,685)
Net unrealized depreciation	(53,074,684)

Net Assets, $16.25 net asset value per share of Common Stock	$ 297,532,606

See Notes to Financial Statements.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

FEBRUARY 29, 2008

13

Statement of Operations

For the Six Months Ended February 29, 2008 (Unaudited)

Investment Income

Interest (including $64,979 from affiliates)	$ 18,791,250
Facility and other fees	115,814

Total income	18,907,064

Expenses

Investment advisory	1,587,891
Borrowing costs	97,911
Accounting services	56,864
Professional fees	42,471
Printing	23,000
Directors	17,097
Custodian	12,525
Transfer agent	6,394
Registration	5,002
Miscellaneous	29,839

Total expenses before interest expense	1,878,994
Interest expense	2,712,236

Total expenses	4,591,230

Net investment income	14,315,834

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(1,513,841)
Swaps	372,946
Foreign currency	(501,961)

(1,642,856)

Net change in unrealized appreciation/depreciation on:
Investments	(33,877,444)
Swaps	(439,405)
Unfunded loan commitments	169,700
Foreign currency	(447,297)

(34,594,446)

Total realized and unrealized loss	(36,237,302)

Net Decrease in Net Assets Resulting from Operations	$ (21,921,468)

See Notes to Financial Statements.

14 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC. FEBRUARY 29, 2008

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	February 29, 2008	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	August 31, 2007

Operations

Net investment income	$ 14,315,834	$ 28,102,505
Net realized gain (loss)	(1,642,856)	2,341,072
Net change in unrealized depreciation	(34,594,446)	(21,949,912)

Net increase (decrease) in net assets resulting from operations	(21,921,468)	8,493,665

Dividends to Shareholders from

Net investment income	(14,610,653)	(28,142,426)

Net Assets

Total decrease in net assets	(36,532,121)	(19,648,761)
Beginning of period	334,064,727	353,713,488

End of period	$ 297,532,606	$ 334,064,727

End of period undistributed net investment income	$ 3,742,258	$ 4,037,077

See Notes to Financial Statements.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

FEBRUARY 29, 2008

15

Statement of Cash Flows

For the Six Months Ended February 29, 2008 (Unaudited)

Cash Provided by Operating Activities

Net decrease in net assets resulting from operations	$ (21,921,468)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Increase in receivables, prepaid expenses and other assets	(782,658)
Increase in other liabilities	649,819
Net realized and unrealized loss	36,999,714
Amortization of premium and discount	(78,631)
Paid-in-kind income	(78,587)
Net realized loss on foreign currency	(501,961)
Proceeds from sales and paydowns of long-term securities	96,283,946
Purchases of long-term securities	(103,614,945)
Net purchases of short-term securities	(5,747,674)

Net cash provided by operating activities	1,207,555

Cash Used for Financing Activities

Cash receipts from loan	104,000,000
Cash payments from loan	(102,500,000)
Cash dividends paid	(14,663,098)
Increase in bank overdraft	2,339,329

Net cash used for financing activities	(10,823,769)

Cash

Net decrease in cash	(9,616,214)
Cash (including foreign cash) at beginning of period	9,616,214

Cash at end of period	$ —

Cash Flow Information

Cash paid during the period for interest	$ 2,792,259

See Notes to Financial Statements.

16 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC. FEBRUARY 29, 2008

Financial Highlights

					For the Period
	For the Six				October 31,
	Months Ended	For the Year Ended August 31,			2003[1] to
	February 29, 2008				August 31,
	(Unaudited)	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 18.25	$ 19.32	$ 19.35	$ 19.16	$ 19.10

Net investment income	.78[2]	1.54[2]	1.40[2]	1.23[2]	.66
Net realized and unrealized gain (loss)	(1.98)	(1.07)	(.06)	.08	.02

Net increase (decrease) from investment operations	(1.20)	.47	1.34	1.31	.68

Dividends and distributions from:
Net investment income	(.80)	(1.54)	(1.37)	(1.11)	(.60)
Net realized gain	—	—	—	(.01)	—

Total dividends and distributions	(.80)	(1.54)	(1.37)	(1.12)	(.60)

Capital charges with respect to issuance of shares	—	—	—	—	(.02)

Net asset value, end of period	$ 16.25	$ 18.25	$ 19.32	$ 19.35	$ 19.16

Market price, end of period	$ 14.97	$ 16.70	$ 17.49	$ 17.85	$ 19.44

Total Investment Return[3]

Based on net asset value	(6.50%)[4]	2.74%	7.92%	7.27%	3.50%[4]

Based on market price	(5.87%)[4]	3.85%	5.91%	(2.47%)	.29%[4]

Ratios to Average Net Assets

Total expenses, net of waiver and excluding interest expense	1.16%[5]	1.20%	1.14%	1.22%	.71%[5]

Total expenses, net of waiver	2.84%[5]	3.33%	2.54%	2.18%	.87%[5]

Total expenses	2.84%[5]	3.33%	2.54%	2.18%	1.08%[5]

Net investment income	8.86%[5]	7.88%	7.30%	6.34%	3.80%[5]

Supplemental Data

Net assets, end of period (000)	$ 297,533	$ 334,065	$ 353,713	$ 354,114	$ 350,254

Portfolio turnover	23%	69%	57%	48%	43%

Amount of loan outstanding, end of period (000)	$ 108,500	$ 107,000	$ 135,200	$ 123,600	$ 123,225

Average amount of loan outstanding during the
period (000)	$ 102,293	$ 133,763	$ 101,916	$ 117,702	$ 38,654

Asset coverage, end of period, per $1,000 of loan outstanding	$ 3,742	$ 4,122	$ 3,616	$ 3,865	$ 3,842

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

FEBRUARY 29, 2008

17

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Floating Rate Income Strategies Fund, Inc. (the “Fund”) is
registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as a diversified, closed-end management investment company. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates. The Fund deter-
mines, and makes available for publication, the net asset value of its
Common Stock on a daily basis.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund values most of its corporate bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Fund’s Board of Directors (the “Board”). In determin-
ing the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Floating rate loans are valued in accordance with guidelines established by the Fund’s Board. Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or deal-
ers as obtained from Loan Pricing Corporation (“LPC”). For the limited number of floating rate loans for which no reliable price quotes are available, such floating rate loans may be valued by LPC through the use of pricing matrixes to determine valuations. If the pricing service does not provide a value for a floating rate loan, BlackRock Advisors,
LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock,
Inc., will value the floating rate loan at fair value, which is intended to approximate market value.

Equity investments traded on a national securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity invest-
ments traded on a national exchange for which there were no sales on that day and equity investments traded on over-the-counter (“OTC”) mar-
kets for which market quotations are readily available are valued at the last available bid price. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previous-
ly were valued at the last sales price as of the close of options trading on applicable exchanges. Over-the-counter (“OTC”) options quotations are provided by dealers or pricing services selected under the supervi-
sion of the Board. Considerations utilized by dealers or pricing services in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option. Swap agreements are valued by quoted fair values received daily by the Fund’s pricing service. Short-term securities may be valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the cur-
rent sale of that asset in an arm’s-length transaction. Fair value determi-
nations shall be based upon all available factors that the Advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subse-
quently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign curren-
cy exchange rates will be determined as of the close of business on the
NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disas-
ter) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the Advisor using a pricing service and/or procedures approved by the Board.

Floating Rate Loans: The Fund invests in floating rate loans, which are generally non-investment grade, made by banks, other financial institu-
tions, and privately and publicly offered corporations. Floating rate loans generally pay interest at rates that are periodically determined by refer-
ence to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.
The Fund considers these investments to be investments in debt securi-
ties for purposes of its investment policies.

The Fund earns and/or pays facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, con-
sent, commissions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income. Prepayment penalty fees are recorded as gains or losses. When the Fund buys a floating rate loan it

18 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC. FEBRUARY 29, 2008

Notes to Financial Statements (continued)

may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Fund may receive a commit-
ment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Fund may include covenant waiver fees and covenant modification fees.

The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option.
The Fund may invest in such loans in the form of participations in loans
(“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractu-
al relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investments in loan participation interests involve the risk of insolvency of the finan-
cial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the under-
lying security, or if the counterparty does not perform under the contract.

•Options — The Fund may write and purchase call and put options.
When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent lia-
bility. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction is less than or exceeds the premiums paid or received). If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time dur-
ing the option period.

•Forward foreign exchange contracts — The Fund may enter into for-
ward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

•Credit Default Swaps — The Fund may invest in credit default swaps, which are agreements in which one party pays fixed periodic pay-
ments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. These periodic payments received or made by the
Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation
(depreciation). Risks arise from the possible inability of the counter-
parties to meet the terms of their contracts. The Fund is exposed to credit loss in the event of non-performance by the other party to the swap.

The Fund may utilize credit default swaps for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

FEBRUARY 29, 2008

19

Notes to Financial Statements (continued)

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective February 29, 2008, the Fund implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition thresh-
old a tax position must meet in connection with accounting for uncer-
tainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The Advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial state-
ments. The Fund files U.S. federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remain open for the years ended August 31, 2004 through August 31, 2006. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are record-
ed on the ex-dividend dates.

Bank Overdraft: The Fund recorded a bank overdraft, which resulted from management estimates of available cash.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November
15, 2007, provided the entity also elects to apply the provisions of FAS
157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presen-
tation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial state-
ment disclosures, if any, is currently being assessed.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregate assets in connection with certain investments
(e.g., swaps), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by the Fund's Board, non-interested Directors (“Independent Directors”)
defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain
BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent
Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds. The deferred compensation, if any, is included in other assets in the
Statement of Assets and Liabilities.

The deferred compensation plan is not funded and obligations thereun-
der represent general unsecured claims against the general assets of the Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent
Directors in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses are pro-rated to certain Funds on the basis of relative net assets.

20 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC. FEBRUARY 29, 2008

Notes to Financial Statements (concluded)

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund entered into an Investment Advisory Agreement with the
Advisor to provide investment advisory and administration services.
Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services
Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.75% of the average daily value of the Fund’s net assets plus the proceeds of any outstanding borrowings used for leverage. In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock
Financial Management, Inc. (“BFM”), an affiliate of the Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the management fee paid by the Fund to the Advisor.
For the six months ended February 29, 2008, the Fund reimbursed the
Advisor for certain accounting services. The reimbursements, which are included in accounting services expenses in the Statement of
Operations, was $3,027.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended February 29, 2008 were
$114,014,599 and $100,161,273, respectively.

4. Capital Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, par value $0.10, all of which are initially classified as Common Stock.
The Board is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of
Common Stock.

Shares issued and outstanding during the six months ended February
29, 2008 and the year ended August 31, 2007 remained constant.

5. Commitments:

The Fund may invest in floating rate loans. In connection with these investments, the Fund may, with its Advisor, also enter into unfunded corporate loans (“commitments”). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At February 29, 2008, the Fund had outstanding com-
mitments of $3,832,000. In connection with these commitments, the
Fund earns a commitment fee, typically set as a percentage of the com-
mitment amount. Such fee income, which is classified in the Statement of Operations as facility and other fees, is recognized ratably over the commitment period. As of February 29, 2008, the Fund had the follow-
ing unfunded loan commitments:

		Value of
	Unfunded	Underlying
	Commitment	Loan
Borrower	(000)	(000)

American Greetings Corp	$1,000	$940
Big West Oil & Gas	$ 425	$389
Community Health	$ 168	$169
Golden Nugget, Inc	$ 182	$156
Las Vegas Sands	$ 400	$356
MEG Energy Corp	$ 671	$605
Ng Wireless	$ 94	$ 89
Univision Communications, Inc	$ 92	$ 84
Vought Aircraft Industries, Inc	$ 800	$743

6. Short-Term Borrowings:

The Fund is a party to a revolving credit and security agreement funded by a commercial paper asset securitization program with Citicorp North
America, Inc. (“Citicorp”), as Agent, certain secondary backstop lenders and certain asset securitization conduits, as lenders (the “Lenders”).
On May 16, 2007, the agreement was renewed for one year and has a maximum limit of $172,500,000. Under the Citicorp administered pro-
gram, the conduits will fund advances to the Fund through highly rated commercial paper. The Fund has granted a security interest in substan-
tially all of its assets to, and in favor of, the Lenders as security for its obligations to the Lenders. The interest rate on the Fund borrowings is based on the interest rate carried by the commercial paper plus a program fee. In addition, the Fund pays a liquidity fee to the secondary backstop lenders and the agent. The weighted average annual interest rate was 5.36% for the six months ended February 29, 2008.

7. Capital Loss Carryforward:

As of August 31, 2007, the Fund had capital loss carryforwards of
$691,829, all of which expires in 2013. This amount will be available to offset future realized capital gains.

8. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of
$0.124835 per share on March 31, 2008 to shareholders of record on March 14, 2008.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

FEBRUARY 29, 2008

21

Officers and Directors

G. Nicholas Beckwith, III, Director
Richard E. Cavanagh, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Karen . Robards, Director
Robert S. Salomon, Jr., Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
Computershare Trust Company, N.A.
Providence, RI 02940

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the
SEC for the first and third quarters of each fiscal year on Form N-Q.
The Fund’s Forms N-Q are available on the SEC’s website at
http://www.sec.gov and may also be reviewed and copied at the

SEC’s Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

22 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC. FEBRUARY 29, 2008

Additional Information (concluded)

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to
BlackRock’s website is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website into this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

FEBRUARY 29, 2008

23

This report is transmitted to shareholders only. It is not a pro-
spectus. Past performance results shown in this report should not be considered a representation of future performance. The Fund leverages its Common Stock, which creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the
Common Stock’s yield. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securi-
ties is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3)
on the Securities and Exchange Commission’s website at
http://www.sec.gov. Information about how the Fund voted
proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available
upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange
Commission’s website at http://www.sec.gov.

BlackRock Floating Rate Income Strategies Fund, Inc.

100 Bellevue Parkway

Wilmington, DE 19809

#FRIS-2/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: April 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: April 23, 2008